Taxes - Summary of the Changes in the Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Change In Deferred Income Tax [line items]
Cumulative translation adjustment	$ 6,090	$ 20,902
Deferred tax assets	1,388	2,680
Deferred tax liabilities	(1,760)	(654)
Deferred Income Taxes [Member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,026	2,364
Recognized in the statement of income for the year	(2,798)	(764)
Recognized in the statement of income of discontinued operation	(612)
Recognized in shareholders' equity	1,617	1,799
Cumulative translation adjustment	58	(159)
Use of tax credits	(329)	(1,222)
Transfers to held for sale	(276)
Others	(58)	8
Ending balance	(372)	2,026
Deferred tax assets	1,388	2,680
Deferred tax liabilities	(1,760)	(654)
Deferred Income Taxes [Member] | Exploration and decommissioning costs [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(7,247)	(10,692)
Recognized in the statement of income for the year	1,497	2,048
Cumulative translation adjustment	242	1,397
Ending balance	(5,508)	(7,247)
Deferred Income Taxes [Member] | Provision for legal proceedings [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,066	2,201
Recognized in the statement of income for the year	(1,142)	208
Cumulative translation adjustment	(51)	(345)
Transfers to held for sale	(87)
Others	(4)	2
Ending balance	782	2,066
Deferred Income Taxes [Member] | Others [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	129	534
Recognized in the statement of income for the year	180	(167)
Recognized in the statement of income of discontinued operation	(612)
Recognized in shareholders' equity		2
Cumulative translation adjustment	25	(34)
Use of tax credits	23	(105)
Transfers to held for sale	(181)
Others	(3)	(101)
Ending balance	(439)	129
Deferred Income Taxes [Member] | Loans, trade and other receivables/ payables and financing [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	1,826	1,661
Recognized in the statement of income for the year	(95)	(1,509)
Recognized in shareholders' equity	(203)	1,916
Cumulative translation adjustment	(114)	(260)
Transfers to held for sale	(55)
Others	(16)	18
Ending balance	1,343	1,826
Deferred Income Taxes [Member] | Finance leases [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(147)	(130)
Recognized in the statement of income for the year	(4)	(134)
Recognized in shareholders' equity	329
Cumulative translation adjustment	(9)	28
Transfers to held for sale	17
Others	2	89
Ending balance	188	(147)
Deferred Income Taxes [Member] | Tax losses [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	4,017	6,031
Recognized in the statement of income for the year	(886)	(244)
Cumulative translation adjustment	(54)	(668)
Use of tax credits	(352)	(1,117)
Transfers to held for sale	(175)
Others	(39)	15
Ending balance	2,511	4,017
Deferred Income Taxes [Member] | Inventories [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	455	569
Recognized in the statement of income for the year	217	(49)
Cumulative translation adjustment	(17)	(65)
Transfers to held for sale	(23)
Others	(2)
Ending balance	630	455
Deferred Income Taxes [Member] | Employee Benefits [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	2,355	2,688
Recognized in the statement of income for the year	146	192
Recognized in shareholders' equity	1,491	(119)
Cumulative translation adjustment	(56)	(417)
Transfers to held for sale	(216)
Others	(10)	11
Ending balance	3,710	2,355
Deferred Income Taxes [Member] | Others [member]
Disclosure Of Change In Deferred Income Tax [line items]
Beginning balance	(1,428)	(498)
Recognized in the statement of income for the year	(2,711)	(1,109)
Cumulative translation adjustment	92	205
Transfers to held for sale	444
Others	14	(26)
Ending balance	$ (3,589)	$ (1,428)